OTHER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Other [Abstract]
Change in fair value of property, plant and equipment	$ (832)	$ (721)	$ (164)
Amortization of service concession assets	0	0	(11)
Transaction costs	(154)	(23)	(5)
Other	(228)	31	(32)
Total nonoperating income (expense)	(1,214)	(713)	(212)
Recognition of investment tax credits	$ 593	$ 414	$ 0